EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Net income	$ 1,953	$ 1,017
Net income attributable to non-controlling interests	(681)	(585)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 1,272	$ 432
Weighted average shares outstanding - Basic	1,755	1,771
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.72	$ 0.24
Diluted earnings per share [abstract]
Net income	$ 1,953	$ 1,017
Net income attributable to non-controlling interests	(681)	(585)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 1,272	$ 432
Weighted average shares outstanding - Diluted	1,755	1,771
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.72	$ 0.24